Derivative Warrant Liabilities	12 Months Ended
Dec. 31, 2023
Derivative Warrant Liabilities [Abstract]
Derivative Warrant Liabilities
Note 13. Derivative Warrant Liabilities
As part of dMY’s initial public offering (“IPO”) in 2020, dMY issued 9,200,000 warrants to third party investors, and each whole warrant entitled the holder to purchase one share of the Company’s Class A common stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the closing of the IPO, dMY completed the private sale of 5,013,333 warrants to dMY’s sponsor (“Private Placement Warrants”) and each Private Placement Warrant allowed the sponsor to purchase one share of the Company’s Class A common stock at $11.50 per share. During fiscal year 2021 the Private Placement Warrants were exercised in full.
Public Warrants may only be exercised for a whole number of shares. No fractional Public Warrants will be issued upon separation of the units and only whole Public Warrants will trade. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the IPO. The Public Warrants had an exercise price of $11.50 per share, subject to adjustments and will expire five years after the completion of the Business Combination as of April 20, 2021 or earlier upon redemption or liquidation and are exercisable on demand.
As of December 31, 2022, 7,668,280 Public Warrants remained outstanding. On January 20, 2023, the Company announced the successful offer to exercise and consent solicitation (the “Exercise and Consent Solicitation”) of the Company’s outstanding public warrants. Holders of 2,149,000 warrants elected to exercise their public warrants prior to the expiration date of the Exercise and Consent Solicitation on a cash basis at a reduced exercise price of $3.1816 per share, resulting in cash proceeds of $6.8 million and the issuance of 2,149,000 shares of Common Stock. Holders of 4,685,987 warrants elected to exercise their public warrants prior to the expiration date of the Exercise and Consent Solicitation on a cashless basis at a reduced exercise price of $3.1816 per share, and the remaining 833,293 public warrants were exercised automatically on a cashless basis at a reduced exercise price of $3.2933 per share. The Company issued 5,519,280 shares of Common Stock for warrants that were exercised on a cashless basis, of which 4,105,948 shares were retained as Treasury Stock. None of the Company’s public warrants remained outstanding as of December 31, 2023 and the warrants ceased trading on the NYSE.
The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants and the shares of common stock issuable upon the exercise of the Private Placement Warrants are not transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants are non-redeemable
so long as they are held by the Sponsor or its permitted transferees. If the Private Placement Warrants are held by someone other than the sponsor or its permitted transferees, the Private Placement Warrants are redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. On September 15, 2021, the Private Placement Warrants were exercised in full on a cashless basis, resulting in the issuance of 2,282,759 shares of Common Stock. None of the Private Placement Warrants were outstanding as of December 31, 2023 and 2022.
The Company accounts for Public Warrants and Private Placement Warrants as liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480, Distinguishing Liabilities from Equity (ASC 480) and ASC 815, Derivatives and Hedging (ASC 815). Specifically, the Public and Private Placement Warrants meet the definition of a derivative but do not qualify for an exception from derivative accounting since the warrants are not indexed to the Company’s stock and therefore, are precluded from equity classification. Since the Public and Private Placement Warrants meet the definition of a derivative under ASC 815, the Company recorded these warrants as liabilities on the balance sheet at fair value upon the closing of the Merger, with subsequent changes in their respective fair values recognized in the consolidated statement of operations.
For the years ended December 31, 2023, 2022 and 2021, a loss of $0.5 million, gain of $10.1 million and a loss of $11.4 million was recognized from the change in fair value of the Public and Private Placement Warrants in the Company’s consolidated statements of operations, respectively.